Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SELECT SECTOR SPDR TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Consumer Discretionary Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Consumer Staples Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Energy Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Financial Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Health Care Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Industrial Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Materials Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Technology Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Utilities Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Real Estate Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

The Communication Services Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Select Sector SPDR® Trust

Supplement dated April 3, 2020 to the currently effective Prospectus and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.